T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.4%
Common Stocks 0.4%
Tenaris, ADR (USD) (1)	3,704,000	43,337
Total Argentina (Cost $45,265)		43,337

AUSTRALIA 4.7%
Common Stocks 4.7%
BHP Group	7,205,930	189,724
Downer EDI	19,712,728	57,644
Incitec Pivot	31,088,850	40,751
South32	53,482,424	78,525
Suncorp Group	7,172,568	43,809
Treasury Wine Estates	7,513,446	57,686
Worley	4,688,660	27,206
Total Australia (Cost $583,737)		495,345

AUSTRIA 0.8%
Common Stocks 0.8%
BAWAG Group (2)	2,252,923	82,708
Total Austria (Cost $101,246)		82,708

BELGIUM 1.0%
Common Stocks 1.0%
KBC Group	1,777,242	101,332
Total Belgium (Cost $129,264)		101,332

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
BRAZIL 0.4%
Common Stocks 0.4%
Energias do Brasil	13,031,934	46,142
Total Brazil (Cost $42,679)		46,142

CANADA 3.9%
Common Stocks 3.9%
Franco-Nevada	501,795	80,208
Magna International (USD)	1,695,250	78,270
Manulife Finance	3,104,700	41,606
National Bank of Canada	1,594,000	75,258
Sun Life Finance	1,707,400	66,552
TC Energy (1)	1,569,600	71,540
Total Canada (Cost $356,202)		413,434

CHILE 0.5%
Common Stocks 0.5%
Antofagasta (GBP)	3,929,135	52,241
Total Chile (Cost $39,985)		52,241

CHINA 3.1%
Common Stocks 2.6%
Fosun International (HKD)	39,661,500	45,225
JOYY, ADR (USD) (1)(2)	295,406	23,579
PICC Property & Casualty, H Shares (HKD)	95,408,000	75,395
Sinopharm Group, H Shares (HKD)	10,180,800	24,264
Tsingtao Brewery, H Shares (HKD)	11,592,000	103,337
		271,800

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Common Stocks - China A Shares 0.5%
Gree Electric Appliances of Zhuhai, A Shares (CNH)	6,685,210	54,382
		54,382
Total China (Cost $351,519)		326,182

FINLAND 1.9%

Common Stocks 1.9%
Nokia	18,341,092	88,040
Sampo, A Shares	2,998,330	108,372
Total Finland (Cost $176,569)		196,412

FRANCE 8.9%

Common Stocks 8.9%
Airbus (2)	1,267,311	92,762
AXA (1)	8,080,353	162,122
BNP Paribas (2)	3,674,491	148,243
Dassault Aviation (2)	49,462	40,561
Electricite de France	5,982,538	60,583
Engie (2)	6,688,118	89,094
Eutelsat Communications	3,643,013	36,841
Orange	4,266,053	50,002
Thales	955,897	69,103
TOTAL (1)	5,036,633	190,605
Total France (Cost $1,213,581)		939,916

GERMANY 6.9%

Common Stocks 6.3%
BASF	966,018	53,291
Bayer	1,945,837	129,269
Covestro	1,321,183	51,272
Daimler	1,595,473	69,761
GEA Group	1,925,702	69,509
HeidelbergCement	792,097	43,958

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Munich Re	221,356	58,676
Siemens	1,024,767	130,593
Telefonica Deutschland Holding	14,018,026	38,249
Zalando (2)	313,879	22,659
		667,237
Preferred Stocks 0.6%
Volkswagen (2)	419,351	61,384
		61,384
Total Germany (Cost $845,793)		728,621

HONG KONG 2.1%
Common Stocks 2.1%
AIA Group	10,238,800	92,323
CK Hutchison Holdings	10,068,000	65,742
Galaxy Entertainment Group	4,384,000	29,898
Hongkong Land Holdings (USD)	9,033,303	34,409
Total Hong Kong (Cost $203,710)		222,372

HUNGARY 0.3%
Common Stocks 0.3%
OTP Bank (2)	860,688	30,827
Total Hungary (Cost $36,573)		30,827

INDIA 1.4%
Common Stocks 1.4%
Bharti Infratel	13,356,566	34,209
ICICI Bank, ADR (USD) (1)(2)	4,165,113	39,110
Petronet LNG	9,436,018	31,197
Shriram Transport Finance	3,907,424	36,046

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Shriram Transport Finance, Rights, 8/13/20 (2)	450,856	4,173
Total India (Cost $152,087)		144,735

INDONESIA 0.4%

Common Stocks 0.4%
Bank Negara Indonesia Persero	132,022,700	41,738
Total Indonesia (Cost $66,388)		41,738

ITALY 1.9%

Common Stocks 1.9%
CNH Industrial (2)	6,989,720	47,494
Eni	5,989,408	53,353
Leonardo	7,467,846	47,953
Prysmian	2,204,894	56,383
Total Italy (Cost $275,059)		205,183

JAPAN 21.2%

Common Stocks 21.2%
Asics	4,774,500	53,266
Astellas Pharma	7,113,100	110,950
Benesse Holdings	1,517,800	39,584
Bridgestone	1,436,500	42,313
Denso	1,025,400	37,932
DIC	2,115,700	50,935
Ezaki Glico	1,395,800	64,669
Fujitsu	1,013,300	135,676
Hitachi	3,392,400	101,616
Hitachi Metals	4,595,300	59,984
Japan Tobacco	3,565,200	60,938
JGC Holdings	3,635,100	36,780
Kirin Holdings	3,107,200	59,872
Matsumotokiyoshi Holdings	1,536,200	51,319

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Mitsubishi Electric	7,358,400	96,057
Mitsubishi Estate	4,390,000	63,064
Mitsubishi Motors	12,629,500	24,886
Mitsubishi UFJ Financial Group	24,520,800	91,887
Mitsui Fudosan	3,864,600	60,419
Mitsui Mining & Smelting (1)	801,300	17,017
Nippon Shokubai	917,100	45,585
Nippon Telegraph & Telephone	7,005,000	162,596
ORIX	6,021,000	65,118
Otsuka Holdings	2,478,800	102,805
Persol Holdings	3,175,300	40,143
Sompo Holdings	2,236,800	73,712
Stanley Electric	2,667,700	63,904
Sumitomo	6,284,600	69,820
Takeda Pharmaceutical	3,831,200	138,945
Tokyo Electron	345,000	95,468
Toyota Motor	2,141,700	127,140
Total Japan (Cost $2,446,706)		2,244,400

NETHERLANDS 6.5%

Common Stocks 6.5%
ABN AMRO Bank, CVA	5,000,208	41,531
Akzo Nobel	789,088	74,351
ASML Holding	324,893	115,512
ING Groep (2)	16,887,606	117,756
Koninklijke DSM	706,366	108,121
Koninklijke Philips (2)	1,560,390	80,627
NXP Semiconductors (USD)	1,289,149	151,514
Total Netherlands (Cost $639,183)		689,412

PORTUGAL 0.8%

Common Stocks 0.8%
Banco Comercial Portugues, Class R (2)	162,451,625	18,735

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Galp Energia	6,102,158	63,894
Total Portugal (Cost $136,443)		82,629

RUSSIA 0.5%
Common Stocks 0.5%
Sberbank of Russia, ADR (USD) (2)	4,193,047	49,756
Total Russia (Cost $48,640)		49,756

SINGAPORE 0.8%
Common Stocks 0.8%
United Overseas Bank	6,231,436	87,736
Total Singapore (Cost $98,860)		87,736

SOUTH KOREA 2.8%
Common Stocks 2.8%
KT	493,625	9,851
KT, ADR (USD)	4,162,024	41,038
POSCO	203,757	32,880
Samsung Electronics	4,301,686	210,240
Total South Korea (Cost $243,175)		294,009

SPAIN 1.6%
Common Stocks 1.6%
Iberdrola	11,533,613	149,075
Indra Sistemas (2)	3,124,324	23,593
Total Spain (Cost $113,148)		172,668

SWEDEN 2.2%
Common Stocks 2.2%
Getinge, B Shares	2,400,794	57,990

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Lundin Energy	2,088,836	48,724
Nordea Bank (2)	16,223,796	125,314
Total Sweden (Cost $227,000)		232,028

SWITZERLAND 7.2%

Common Stocks 7.2%
Adecco Group	850,932	40,210
Novartis	2,526,379	208,091
PSP Swiss Property	159,241	17,690
Roche Holding	801,476	277,596
UBS Group	7,413,217	87,333
Zurich Insurance Group	345,737	127,855
Total Switzerland (Cost $621,516)		758,775

TAIWAN 1.2%

Common Stocks 1.2%
Taiwan Semiconductor Manufacturing	8,970,000	130,546
Total Taiwan (Cost $35,483)		130,546

UNITED KINGDOM 15.2%

Common Stocks 15.2%
Amcor, CDI (AUD)	7,434,224	76,355
Ashtead Group	1,299,223	41,372
ASOS (2)	1,832,035	80,140
AstraZeneca, ADR (USD) (1)	3,918,800	218,591
BP, ADR (USD) (1)	4,142,362	91,298
British American Tobacco	2,084,289	68,882
BT Group	38,194,112	49,078
GlaxoSmithKline, ADR (USD)	4,596,442	185,329
Great Portland Estates	5,688,001	43,862
HSBC Holdings	10,114,158	45,542
Imperial Brands	2,958,689	49,294
Informa	6,362,926	30,170

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Investec	7,613,162	14,914
Lloyds Banking Group	200,967,209	68,472
Meggitt	10,052,332	35,122
Mondi	1,430,493	25,338
Next	955,723	67,457
Playtech	6,531,057	25,551
Rolls-Royce Holdings	9,260,531	27,780
Royal Dutch Shell, B Shares	7,173,068	100,685
Smiths Group	3,538,771	62,341
Vodafone Group	65,901,460	99,040
Weir Group	2,084,875	32,419
WPP	8,904,042	66,035
Total United Kingdom (Cost $2,182,682)		1,605,067

SHORT-TERM INVESTMENTS 0.7%

Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 0.13%, (3)(4)	78,552,628	78,553
Total Short-Term Investments (Cost $78,553)		78,553

SECURITIES LENDING COLLATERAL 1.5%

Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.5%
Short-Term Funds 1.5%
T. Rowe Price Short-Term Fund, 0.25% (3)(4)	15,624,111	156,241
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		156,241
Total Securities Lending Collateral (Cost $156,241)		156,241

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 100.8%
(Cost $11,647,287)	$10,652,345
Other Assets Less Liabilities (0.8)%	(82,978)
Net Assets 100.0%	$10,569,367

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	All or a portion of this security is on loan at July 31, 2020.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
AUD	Australian Dollar
CDI	CHESS or CREST Depositary Interest
CNH	Offshore China Renminbi
CVA	Dutch Certificate (Certificaten Van Aandelen)
GBP	British Pound
HKD	Hong Kong Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1,248
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1,248+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	7/31/20
T. Rowe Price Government
Reserve Fund	$216,778		¤	¤	$78,553
T. Rowe Price Short-Term
Fund	7,180		¤	¤	156,241
Total					$234,794^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1,248 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $234,794.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Value Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$872,066	$ 9,484,101	$ —	$ 10,356,167
Preferred Stocks	—	61,384	—	61,384
Short-Term Investments	78,553	—	—	78,553

Securities Lending Collateral	156,241	—	—	156,241
Total	$1,106,860	$ 9,545,485	$ —	$ 10,652,345